CONVERTIBLE SENIOR NOTES	12 Months Ended
Dec. 31, 2014
CONVERTIBLE SENIOR NOTES [Abstract]
CONVERTIBLE SENIOR NOTES
9.	CONVERTIBLE SENIOR NOTES

On July 1, 2008, the Company issued $54.5 million aggregate principal amount (includes $4.5 million from exercise of over-allotment option in full) of Convertible Senior Notes (“Convertible Notes” or “Notes”) due June 15, 2013, with an interest rate of 4.75% per annum, payable in arrears semi-annually on June 15 and December 15, beginning on December 15, 2008. As of December 31, 2013, all such Notes had been repurchased by the Group and none of which were converted.

Conversion

Each $1,000 principal amount of the Notes will initially be convertible into 27.10 American Depository Shares, or ADSs (each ADS representing18 ordinary shares), par value $0.0001 per share at a conversion price of $36.9, subject to adjustment. The Notes are convertible into a number of ADSs equal to the conversion rate, at any time prior to the close of business on the third business day immediately preceding the maturity date. Securities may be converted only in denominations of $1,000 principal amount and integral multiples thereof.

If Notes are converted in connection with a fundamental change, as defined in the agreement for the issuance of convertible senior notes, then the conversion rate of the Notes being converted shall be increased by an additional number of ADSs. The conversion rate, including any additional ADSs added to the conversion rate in connection with a fundamental change, will not exceed 32.52 ADSs (equal to a conversion price of $30.75 per ADS). Such maximum conversion rate will be appropriately adjusted for anti-dilution conversion rate adjustments.

Redemption

In the event of a fundamental change, holders have the option to require the Company to repurchase the entire principal amount of these Notes, or the portion thereof (which is $1,000 or an integral multiple thereof), at the fundamental change Repurchase Price, together with accrued interest to, but excluding the repurchase date.

In the event of default, the Trustee by notice to the Company or the Holders of at least 25% in principal amount of the Notes then outstanding by notice to the Company and the Trustee, may declare the Notes to be due and payable. Upon such declaration, the principal of, and accrued and unpaid interest (including any additional amounts) on all Notes shall be due and payable immediately.

Issuance costs for the Convertible Notes amounted to $4.3 million, and were amortized through interest expense over the beneficiary period from July 2008 to June 2013, using the effective interest rate method. These capitalized costs are reported as deferred assets in Convertible bond issuance cost, and $0.7 million and $0.01 million was amortized for the year ended December 31, 2012 and 2013, respectively.

Share Lending Agreement

Concurrent with this offering, 1,477,000 ADSs (the "Loaned Shares") were borrowed by an affiliate of the initial purchaser of the notes pursuant to an ADS lending agreement (the "Share Lending Agreement"), and offered in a transaction registered under the Securities Act. This is designed to facilitate short sales and/or privately negotiated derivative transactions by which investors may elect to hedge their investments in the Convertible Notes.

The purpose of the arrangement, entered into with a third-party financial institution, was to provide potential investors with a means by which they could hedge their long-term exposure to the Group's equity underlying the conversion option. The Group has not received any significant cash from this arrangement, with the exception of cash collateral received from the counterparty which is included in the "restricted cash-collateral account" balance on our consolidated balance sheet.

The Loaned Shares must be returned to the Group by the earliest of (a) the maturity date of the Notes, June 15, 2013, (b) upon the Group's election to terminate the Share Lending Agreement at any time after the later of (i) the date on which the entire principal amount of the Notes ceases to be outstanding, and (ii) the date on which the entire principal amount of any additional convertible securities that the Group has in writing consented to permit the ADS Borrower to hedge under the Share Lending Agreement ceases to be outstanding, in each case, whether as a result of conversion, redemption, repurchase, cancellation or otherwise; and (c) the termination of the Share Lending Agreement. The Group is not required to make any payment to the underwriter of the Notes ("Underwriter") or the ultimate holder of the Notes ("the ADS Borrower") upon the return of the Loaned Shares.

The Underwriter has agreed to post collateral in cash, having a market value equal to at least 100% of the market value of the Loaned Shares during the term of the Share Lending Agreement. Otherwise, the Group can demand that the Underwriter transfer to the collateral agent, a deposit equal to 100% of the market value of the Loaned Shares to the collateral account, no later than the second following business day. The collateral agent will promptly give the Group a statement setting forth the market value of all collateral upon the Group's reasonable request and the Group has the right to audit the market value of all collateral.

The collateral agent is required to deliver to the Group any interest, distributions or dividends on the date of such interest, distribution or dividends are received. The Underwriter has agreed not to vote the Loaned Shares to the extent it is the shareholder of record. An ADS Borrower has the ability to vote without restriction.

Share Lending Agreement - continued

A nominal lending fee of $0.0018 per ADS was received from the ADS borrower for the use of the borrowed ADSs. The ADS Borrower will be required to return the borrowed ADSs pursuant to the ADS lending agreement by the scheduled maturity date of the notes in June 2013. The loaned ADS were accounted for as being reflected at their par value in the common stock line item of the Group's balance sheet, with an offsetting reduction of additional paid in capital.

The Group used the proceeds from the issuance of the Convertible Notes for expansion of production capacity, for enhancement of research and development, and for general corporate purposes.

The Group has accounted for the Share Lending Agreement as the issuance of a written call option to the ADS Borrower for the fair value of the associated ADSs. The Group has recorded the call option at fair value, given the Group has no economic benefit associated with the issuance of the call option. The fair value of the call option upon issuance and subsequently is immaterial.

Although legally issued, the Group has not considered the Loaned Shares issued for accounting purposes. As a result, any cash collateral, to the extent posted by the ADS Borrower, is not considered attributable to the issuance of shares. To the extent cash collateral is posted, the Group recorded the cash as an asset on its balance sheet with an offsetting liability recorded to reflect the collateral receipt as the proceeds of a borrowing. As the Convertible Notes matured in June 2013, no asset or liability related to collateral account was recognized as of December 31, 2013.

As of December 31, 2013, all loaned shares have been returned to the Group, no fair value measurement was required and they were recorded as treasury shares and included in the number of outstanding shares used in calculating loss per share in 2013 and 2013.

The total issuance costs associated with the share-lending arrangement was $1.9 million. The amortization of the issuance costs was $0.3 million and $0.01 million for the years ended December 31, 2012 and 2013, respectively.

In 2012, the Group conducted open market repurchases of its Convertible Notes, and repurchased $26.0 million aggregate principal amount of the Convertible Notes for a total cash consideration of $15.7 million. As a result, the Group realized a net gain of $10.3 million and recorded as other income in 2012. In 2013, the Group settled the remaining $1.5 million of Convertible Notes for cash consideration of $1.5 million when they matured in June 2013.